NET INCOME LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
NET INCOME/LOSS PER SHARE
NET INCOME/LOSS PER SHARE

21.         NET INCOME/LOSS PER SHARE

Basic and diluted net (loss) income per share for each of the periods presented were calculated as follows. Shares issuable for little consideration have been included in the number of outstanding shares used for basic and diluted loss per ordinary share.

	Years ended December 31,
	2019	2020	2021
Numerator:
Net (loss) income attributable to ordinary shareholders of RYB Education, Inc. for computing basic and diluted net (loss) income per ordinary share	(2,434)	(37,280)	6,790
Denominator:
Weighted average ordinary shares outstanding used in computing basic net (loss) income per ordinary share	28,074,624	28,122,851	28,208,734
Effects of dilutive securities
Options	—	—	700,715
Nonvested shares	—	—	53,031
Weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	28,074,624	28,122,851	28,962,480
Net (loss) income per ordinary share-basic	(0.09)	(1.33)	0.24
Net (loss) income per ordinary share-diluted	(0.09)	(1.33)	0.23

For the years ended December 31, 2019, 2020 and 2021, the following shares outstanding were excluded from the calculation of diluted net (loss) income per ordinary share, as their inclusion would have been anti-dilutive for the periods presented.

	Years ended December 31,
	2019	2020	2021
Share options	4,008,558	4,556,458	3,315,748
Nonvested shares	383,534	582,876	17,000
	4,392,092	5,139,334	3,332,748